UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Nakoma Capital Management LLC
Address:  8040 Excelsior Drive   Suite 401
          Madison, WI  53717

Form 13F File No:   28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            Managing Director/CCO
Phone:            608-831-8814

/s/ Robyn K. Rannow      Madison, WI     11/11/10
--------------------    -------------   ----------
       (Signature)       (City/State)     (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          42

Form 13F Information Table Value Total: $   114,969
                                      (in thousands)

List of Other Included Managers:  None

                                                      FORM 13F INFORMATION TABLE

                                                    Nakoma Capital Management, LLC
                                                          September 30, 2010

                                                                                                              Voting Authority
                                                                  Value   Shares or Sh/ Put/ Investment Other -----------------
            Name of Issuer            Title of Class   CUSIP     (x$1000)  Prn Amt  Prn Call Discretion Mgrs   Sole   Shrd None
---------------------------------     ---------------- --------- -------- --------- --- ---- ---------- ---- -------- ---- ----
Adobe Systems Inc.                      COM            00724F101    2,625   100,400 SH  N/A     Sole    N/A   100,400 N/A  N/A
Affiliated Managers Group Inc.          COM            008252108      429     5,500 SH  N/A     Sole    N/A     5,500 N/A  N/A
Agilent Technologies Inc.               COM            00846U101    6,731   201,700 SH  N/A     Sole    N/A   201,700 N/A  N/A
Albemarle Corp.                         COM            012653101    4,386    93,700 SH  N/A     Sole    N/A    93,700 N/A  N/A
AllianceBernstein Holding L.P.          UNIT LTD PARTN 01881G106      264    10,000 SH  N/A     Sole    N/A    10,000 N/A  N/A
Apple Inc.                              COM            037833100    5,420    19,100 SH  N/A     Sole    N/A    19,100 N/A  N/A
Capital One Financial Corp.             COM            14040H105    3,093    78,200 SH  N/A     Sole    N/A    78,200 N/A  N/A
Children's Place Retail Stores Inc.     COM            168905107    2,365    48,500 SH  N/A     Sole    N/A    48,500 N/A  N/A
Cisco Systems Inc.                      COM            17275R102      353    16,100 SH  N/A     Sole    N/A    16,100 N/A  N/A
Continental Airlines Inc. (Cl B)        CL B           210795308    2,700   108,700 SH  N/A     Sole    N/A   108,700 N/A  N/A
Corning Inc.                            COM            219350105    3,272   179,000 SH  N/A     Sole    N/A   179,000 N/A  N/A
Costco Wholesale Corp. New              COM            22160K105      522     8,100 SH  N/A     Sole    N/A     8,100 N/A  N/A
Disney Walt Co.                         COM DISNEY     254687106      354    10,700 SH  N/A     Sole    N/A    10,700 N/A  N/A
F5 Networks Inc.                        COM            315616102    3,613    34,800 SH  N/A     Sole    N/A    34,800 N/A  N/A
GATX Corp.                              COM            361448103    2,695    91,900 SH  N/A     Sole    N/A    91,900 N/A  N/A
International Business Machs Corp.      COM            459200101      215     1,600 SH  N/A     Sole    N/A     1,600 N/A  N/A
Johnson & Johnson                       COM            478160104      204     3,300 SH  N/A     Sole    N/A     3,300 N/A  N/A
JPMorgan Chase & Co.                    COM            46625H100    2,957    77,700 SH  N/A     Sole    N/A    77,700 N/A  N/A
Kinder Morgan Energy Partners           UT LTD PARTNER 494550106      206     3,000 SH  N/A     Sole    N/A     3,000 N/A  N/A
Kohl's Corp.                            COM            500255104    4,372    83,000 SH  N/A     Sole    N/A    83,000 N/A  N/A
Lindsay Corporation                     COM            535555106    3,726    86,000 SH  N/A     Sole    N/A    86,000 N/A  N/A
McDonald's Corp.                        COM            580135101      261     3,500 SH  N/A     Sole    N/A     3,500 N/A  N/A
Microsoft Corp.                         COM            594918104    5,385   219,900 SH  N/A     Sole    N/A   219,900 N/A  N/A
Monsanto Co.                            COM            61166W101    2,890    60,300 SH  N/A     Sole    N/A    60,300 N/A  N/A
NCR Corp. New                           COM            62886E108    3,243   237,900 SH  N/A     Sole    N/A   237,900 N/A  N/A
Newmont Mining Corp.                    COM            651639106    5,590    89,000 SH  N/A     Sole    N/A    89,000 N/A  N/A
O'Reilly Automotive Inc.                COM            686091109    5,389   101,300 SH  N/A     Sole    N/A   101,300 N/A  N/A
Potash Corp. of Sask. Inc.              COM            73755L107    4,004    27,800 SH  N/A     Sole    N/A    27,800 N/A  N/A
Qwest Communications International Inc. COM            749121109    4,713   751,600 SH  N/A     Sole    N/A   751,600 N/A  N/A
Southwest Airlines Co.                  COM            844741108      235    18,000 SH  N/A     Sole    N/A    18,000 N/A  N/A
Sovran Self Storage Inc.                COM            84610H108      171     4,500 SH  N/A     Sole    N/A     4,500 N/A  N/A
SPDR Gold Trust                         GOLD SHS       78463V107    5,539    43,300 SH  N/A     Sole    N/A    43,300 N/A  N/A
Suncor Energy Inc. New                  COM            867224107    3,216    98,800 SH  N/A     Sole    N/A    98,800 N/A  N/A
Take-Two Interactive Software Inc.      COM            874054109    2,665   262,800 SH  N/A     Sole    N/A   262,800 N/A  N/A
Thermo Fisher Scientific Inc.           COM            883556102    3,205    66,940 SH  N/A     Sole    N/A    66,940 N/A  N/A
Union Pacific Corp.                     COM            907818108      327     4,000 SH  N/A     Sole    N/A     4,000 N/A  N/A
Veeco Instruments Inc. Del              COM            922417100    1,764    50,600 SH  N/A     Sole    N/A    50,600 N/A  N/A
Verizon Communications Inc.             COM            92343V104    5,459   167,500 SH  N/A     Sole    N/A   167,500 N/A  N/A
Visa Inc.                               COM CL A       92826C839    3,527    47,500 SH  N/A     Sole    N/A    47,500 N/A  N/A
Wal-Mart Stores Inc.                    COM            931142103      241     4,500 SH  N/A     Sole    N/A     4,500 N/A  N/A
Weatherford International Ltd.          REG            H27013103    3,177   185,800 SH  N/A     Sole    N/A   185,800 N/A  N/A
Zhongpin Inc.                           COM            98952K107    3,466   212,772 SH  N/A     Sole    N/A   212,772 N/A  N/A
REPORT SUMMARY                          42                        114,969
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